Document and Entity Information	Feb. 24, 2020
Cover [Abstract]
Entity Registrant Name	FULTON FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000700564
Document Type	8-K
Document Period End Date	Feb. 24, 2020
Entity Incorporation State Country Code	PA
Entity File Number	0-10587
Entity Tax Identification Number	23-2195389
Entity Address, Address Line One	One Penn Square
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17604
City Area Code	(717)
Local Phone Number	291-2411
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2.50 par value
Trading Symbol	FULT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false